TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2014
Taxes On Income [Line Items]
Period of tax exemption	2 years	2 years
Period in which investment must be made	3 years	3 years
Minimum qualifying investment | ₪		₪ 300
Experation period since approval	14 years	14 years
Experation period since enterpise began operating	12 years	12 years
Experation period since beginning of the year of election	10 years	10 years
Foreign investors'' company tax benefits period	12 years	12 years
Effective corporate income tax rate	24.00%	24.00%	25.00%	26.50%	26.50%
Valuation allowance	$ 107,148		$ 110,371
Net operating losses	192,378
Israeli capital loss	7,538
Accrued interest and penalties	917
Decreases in tax positions for prior years	$ 3,880		$ 4,362
Tax Year 2018 [Member]
Taxes On Income [Line Items]
Effective corporate income tax rate	23.00%	23.00%
Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%	10.00%
Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%	25.00%
First Two Years [Member] | Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%	10.00%
First Two Years [Member] | Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%	25.00%
Preferred enterprise [Member]
Taxes On Income [Line Items]
Amended tax rate 2013 and 2014	16.00%	16.00%
Amended tax rate 2014 and thereafter	20.00%
Preferred enterprise [Member] | Development Area [Member]
Taxes On Income [Line Items]
Amended tax rate 2014 and thereafter	9.00%
Preferred Technological Enterprise income [Member]
Taxes On Income [Line Items]
Tax rate reduction percent	12.00%	12.00%
Law For Encouragement Of Industry Taxes [Member]
Taxes On Income [Line Items]
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it	20.00%
Amortization period for deferred stock issuance costs	3 years	3 years
Norway [Member]
Taxes On Income [Line Items]
Net operating losses	$ 18,885
Brazil [Member]
Taxes On Income [Line Items]
Net operating losses	$ 70,442
Annual limit against taxable income	30.00%
Domestic Country [Member] | Minimum [Member]
Taxes On Income [Line Items]
Effective corporate income tax rate	21.00%	21.00%
Domestic Country [Member] | Maximum [Member]
Taxes On Income [Line Items]
Effective corporate income tax rate	35.00%	35.00%
Slovakia [Member]
Taxes On Income [Line Items]
Decreases in tax positions for prior years	$ 1,156